As filed with the Securities and Exchange Commission on April 11, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07881

Brazos Mutual Funds
(Exact name of registrant as specified in charter)

5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Address of principal executive offices) (Zip code)

Wayne Willems
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Name and address of agent for service)

(214)-365-5200
Registrant's telephone number, including area code

Date of fiscal year end: 11/30/06

Date of reporting period: 02/28/06

Item 1. Schedule of Investments.

BRAZOS MUTUAL FUNDS - MICRO CAP PORTFOLIO
Portfolio of Investments (Unaudited)		February 28, 2006

Security Description	Shares	Value
COMMON STOCKS - 92.5%
Business Services - 8.2%
American Ecology Corporation	147,321	$2,802,045
Brightpoint, Inc. *	43,800	1,239,102
Flanders Corporation *	179,687	1,967,573
Website Pros, Inc. *	170,800	2,000,068
		8,008,788
Communications Equipment - 1.4%
Tollgrade Communications, Inc. *	92,100	1,312,425

Construction & Engineering - 1.9%
Sterling Constuction Co. *	100,000	1,842,000

Consumer Merchandising - 3.1%
Golf Galaxy, Inc. *	63,800	1,267,706
Gymboree Corporation *	76,300	1,744,218
		3,011,924
Defense - 2.0%
SI International, Inc. *	24,500	797,720
United Industrial Corporation	23,000	1,188,180
		1,985,900
Electrical Equipment - 2.0%
Encore Wire Corporation *	61,800	1,927,542

Electronic Components - 1.2%
Netlogic Microsystems, Inc. *	33,600	1,187,760

Electronic Instruments - 2.3%
Radcom Ltd. * (f)	453,400	2,230,728

Energy - 5.9%
GulfMark Offshore, Inc. *	58,200	1,595,844
Matrix Service Company *	228,800	2,532,816
NATCO Group, Inc. *	66,800	1,655,304
		5,783,964
Energy Equipment & Services - 3.8%
Lufkin Industries, Inc.	19,300	998,968
Metretek Technologies, Inc. *	189,100	2,666,310
		3,665,278
Financial Services & Software - 2.1%
SWS Group, Inc.	83,600	2,037,332

Food & Staples Retailing - 1.4%
Allion Healthcare, Inc.	85,000	1,406,750

Health Care Equipment & Supplies - 10.1%
Biolase Technology, Inc. *	199,900	1,533,233
Cardiac Science Corporation *	114,600	1,146,000
Cardica, Inc. *	75,000	728,250
Encore Medical Corporation *	148,900	887,444
Matrixx Initiatives, Inc. *	55,100	1,418,274
Meridian Bioscience, Inc.	62,200	1,386,438
Micrus Endovascular Corporation *	131,200	1,312,000
Palomar Medical Technologies, Inc.	46,600	1,488,870
		9,900,509
Health Care Providers - 1.8%
Trizetto Group, Inc.	106,400	1,783,264

Healthcare Products - 3.1%
K-V Pharmaceutical Co. *	76,800	1,764,096
Keryx Biopharmaceuticals, Inc. *	72,500	1,236,850
		3,000,946
Healthcare Technology - 6.5%
Aspect Medical Systems, Inc. *	25,100	672,429
Netsmart Technologies, Inc. *	168,900	2,231,507
NuVasive, Inc. *	64,300	1,188,907
Phase Forward *	222,700	2,213,638
		6,306,481
Hotels Restaurants & Leisure - 1.0%
FortuNet, Inc. *	103,900	987,050

Insurance - 2.0%
American Equity Investment Life Holding Co.	146,400	1,960,296

Internet Software & Services - 1.1%
Vocus, Inc. *	78,100	1,083,247

Machinery - 7.0%
American Railcar Industries, Inc.	31,600	1,061,760
Astec Industries, Inc. *	68,300	2,453,336
ASV, Inc. *	37,100	1,193,878
Badger Meter, Inc.	17,500	935,200
Flow International Corporation *	88,700	1,159,309
		6,803,483
Media - 1.2%
Digital Music Group, Inc. *	120,000	1,185,600

Metals & Mining - 2.0%
AMCOL International Corporation	72,000	1,987,920

Pharmaceuticals - 1.0%
First Horizon Pharmaceutical Corporation *	48,900	1,003,428

Prepackaged Software - 1.6%
Smith Micro Software, Inc. *	175,400	1,573,338

Semiconductor & Semiconductor Equipment - 5.7%
Genesis Microchip, Inc. *	89,700	1,928,550
Ikanos Communications *	39,900	877,800
Omnivision Technologies, Inc. *	106,700	2,720,850
		5,527,200
Technology Services & Software - 5.6%
Perficient, Inc. *	138,200	1,509,144
Stellent, Inc. *	168,900	1,849,455
VASCO Data Security International, Inc. *	61,100	610,389
Witness Systems, Inc. *	65,700	1,539,351
		5,508,339
Telecommunications - 3.6%
Anaren, Inc. *	91,800	1,577,124
Radyne Corporation *	139,300	1,955,772
		3,532,896
Traditional Heavy Industry - 2.6%
Gehl Company *	75,500	2,498,295

Utilities - 1.3%
Consolidated Water Co., Ltd. (f)	46,408	1,249,767

TOTAL COMMON STOCKS (Cost $80,421,535)		90,292,450

INVESTMENT COMPANIES - 2.5%
Holding And Other Investment Offices - 2.5%
iShares Nasdaq Biotechnology Index Fund	29,300	2,464,423

TOTAL INVESTMENT COMPANIES (Cost $2,392,805)		2,464,423

SHORT TERM INVESTMENTS - 7.3%
Variable Rate Demand Notes - 7.3%
SEI Daily Income Trust Government Fund - Class B	3,586,739	3,586,739
SEI Daily Income Trust Treasury Fund - Class B	3,586,739	3,586,739

TOTAL SHORT TERM INVESTMENTS (Cost $7,173,478)		7,173,478

Total Investments (Cost $89,987,818) - 102.3%		99,930,351
Liabilities in Excess of Other Assets - (2.3)%		(2,269,413)
TOTAL NET ASSETS - 100.0%		$97,660,938

* Non Income Producing
(f) Foreign Issued Security

BRAZOS MUTUAL FUNDS - SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited)		February 28, 2006

Security Description	Shares	Value
COMMON STOCKS - 95.3%
Business Services - 11.9%
American Ecology Corporation	52,400	$996,648
Brightpoint, Inc. *	16,350	462,541
Corrections Corporation of America *	19,200	825,792
Flanders Corporation *	36,900	404,055
Monster Worldwide Inc. *	19,000	930,240
The Shaw Group Inc. *	18,500	616,975
		4,236,251
Consumer Merchandising - 4.4%
Abercrombie & Fitch Co. - Class A	13,900	935,748
Gymboree Corporation *	27,900	637,794
		1,573,542
Defense - 2.1%
SRA International, Inc. - Class A *	8,900	307,228
United Industrial Corporation	8,400	433,944
		741,172
Electrical Equipment - 2.0%
Encore Wire Corporation *	23,000	717,370

Electronic Components - 7.2%
Cypress Semiconductor Corporation *	32,200	571,872
Microsemi Corporation *	25,800	793,350
Netlogic Microsystems, Inc. *	12,500	441,875
Trident Microsystems, Inc. *	27,500	768,350
		2,575,447
Energy - 1.3%
Hornbeck Offshore Services, Inc. *	14,000	450,240

Energy Equipment & Services - 1.0%
Lufkin Industries, Inc.	7,000	362,320

Financial Services & Software - 2.1%
SWS Group, Inc.	31,100	757,907

Health Care Equipment & Supplies - 3.0%
Meridian Bioscience, Inc.	23,200	517,128
Palomar Medical Technologies, Inc. *	17,100	546,345
		1,063,473
Health Care Providers - 1.9%
Trizetto Group, Inc. *	39,600	663,696

Healthcare Products - 3.2%
K-V Pharmaceutical Co. *	28,400	652,348
Keryx Biopharmaceuticals, Inc. *	28,800	491,328
		1,143,676
Healthcare Services - 1.6%
Covance, Inc. *	10,400	587,080

Healthcare Technology - 5.7%
Aspect Medical Systems, Inc. *	9,700	259,863
NuVasive, Inc. *	23,700	438,213
Phase Forward *	82,900	824,026
Thoratec Corporation *	25,600	515,072
		2,037,174
Insurance - 2.0%
American Equity Investment Life Holding Co.	53,800	720,382

Internet Software & Services - 1.4%
DealerTrack Holdings, Inc. *	21,600	499,176

IT Services - 1.8%
Affiliated Computer Services, Inc. *	10,200	641,784

Machinery - 8.6%
American Railcar Industries, Inc.	11,700	393,120
Astec Industries, Inc. *	23,100	829,752
ASV, Inc. *	13,700	440,866
Flow International Corporation *	32,500	424,775
Manitowoc Company, Inc.	7,600	585,732
Wabtec Corporation	12,000	396,360
		3,070,605
Metals & Mining - 4.2%
Agnico-Eagle Mines Ltd. (f)	20,800	533,312
Coeur d'Alene Mines Corporation *	175,800	973,932
		1,507,244
Multi-Utilities & Unregulated Power - 2.5%
Dynegy, Inc. - Class A *	163,500	884,535

Pharmaceuticals - 2.2%
First Horizon Pharmaceutical Corporation *	18,000	369,360
Par Pharmaceutical Cos, Inc. *	14,600	434,204
		803,564
Semiconductor & Semiconductor Equipment - 5.2%
Genesis Microchip, Inc. *	24,900	535,350
Ikanos Communications *	14,900	327,800
Omnivision Technologies, Inc. *	39,100	997,050
		1,860,200
Technology Services & Software - 5.9%
Electronics for Imaging, Inc. *	22,700	608,814
Stellent, Inc. *	62,900	688,755
VASCO Data Security International, Inc. *	22,900	228,771
Witness Systems, Inc. *	24,500	574,035
		2,100,375
Telecommunications - 5.6%
ADTRAN, Inc.	16,900	465,088
Powerwave Technologies, Inc. *	54,700	802,996
Radyne Corporation *	51,900	728,676
		1,996,760
Traditional Heavy Industry - 7.3%
Bucyrus International, Inc. - Class A	10,800	680,184
Gehl Company *	27,600	913,284
JLG Industries, Inc.	16,900	996,931
		2,590,399
Utilities - 1.2%
Consolidated Water Co., Ltd. (f)	16,292	438,744

TOTAL COMMON STOCKS (Cost $30,138,455)		34,023,116

INVESTMENT COMPANIES - 2.6%
Holding And Other Investment Offices - 2.6%
iShares Nasdaq Biotechnology Index Fund	10,900	916,799

TOTAL INVESTMENT COMPANIES (Cost $890,197)		916,799

SHORT TERM INVESTMENTS - 5.4%
Variable Rate Demand Notes - 5.4%
SEI Daily Income Trust Government Fund - Class B	955,608	955,608
SEI Daily Income Trust Treasury Fund - Class B	955,607	955,607

TOTAL SHORT TERM INVESTMENTS (Cost $1,911,215)		1,911,215

Total Investments (Cost $32,939,867) - 103.3%		36,851,130
Liabilities in Excess of Other Assets - (3.3)%		(1,161,895)
TOTAL NET ASSETS - 100.0%		$35,689,235

* Non Income Producing
(f) Foreign Issued Security

BRAZOS MUTUAL FUNDS - MID CAP PORTFOLIO
Portfolio of Investments (Unaudited)			February 28, 2006

	Security Description	Shares	Value
	COMMON STOCKS - 93.1%
	Business Services - 12.1%
	Corrections Corporation of America *	33,000	$1,419,330
	Jacobs Engineering Group, Inc. *	27,000	2,314,980
	Monster Worldwide, Inc. *	33,400	1,635,264
	The Shaw Group, Inc. *	49,000	1,634,150
			7,003,724
	Capital Markets - 3.3%
	Td Ameritrade Holding Corporation	88,000	1,914,880

	Consumer Merchandising - 4.9%
	Abercrombie & Fitch Co. - Class A	20,200	1,359,864
	Polo Ralph Lauren Corporation	25,200	1,460,592
			2,820,456
	Defense - 0.9%
	SRA International, Inc. - Class A *	15,000	517,800

	Electronic Components - 12.2%
	Advanced Micro Devices, Inc. *	24,000	928,080
	Broadcom Corporation - Class A *	19,500	879,255
	Cypress Semiconductor Corporation *	69,000	1,225,440
	Marvell Technology Group Ltd. * (f)	17,100	1,046,862
	Microchip Technology, Inc. *	39,000	1,372,800
	Microsemi Corporation *	52,500	1,614,375
			7,066,812
	Energy - 3.7%
	ENSCO International, Inc.	20,400	911,676
	National-Oilwell, Inc. *	19,900	1,211,512
			2,123,188
	Energy Equipment & Services - 2.0%
	Grant Prideco, Inc. *	28,300	1,145,301

	Financial Institutions - 3.4%
	Legg Mason, Inc.	15,000	1,958,850

	Health Care Providers - 0.1%
	Healthspring, Inc. *	2,500	59,000

	Healthcare Products - 3.8%
	Teva Pharmaceutical Industries Ltd. ADR	52,000	2,183,480

	Healthcare Services - 7.3%
	Covance Inc. *	25,800	1,456,410
	Express Scripts, Inc. *	18,700	1,631,949
	Varian Medical Systems, Inc. *	20,000	1,157,600
			4,245,959
	Internet Software & Services - 1.1%
	Akamai Technologies, Inc. *	24,000	636,000

	IT Services - 3.8%
	Affiliated Computer Services, Inc. *	35,400	2,227,368

	Machinery - 6.3%
	Astec Industries, Inc. *	58,000	2,083,360
	Manitowoc Co.	20,000	1,541,400
			3,624,760
	Metals & Mining - 4.0%
	Freeport-McMoRan Copper & Gold, Inc.	28,000	1,417,640
	Southern Copper Corporation	11,107	884,672
			2,302,312
	Multi-Utilities & Unregulated Power - 2.7%
	Dynegy, Inc. - Class A *	285,900	1,546,719

	Pharmaceuticals - 1.1%
	Mylan Laboratories	28,000	644,000

	Road & Rail - 2.5%
	CSX Corporation	26,000	1,439,880

	Technology Services & Software - 7.1%
	Fair Isaac Corporation	27,000	1,150,740
	Paychex, Inc.	38,000	1,521,900
	Satyam Computer Services Ltd. ADR	34,551	1,421,774
			4,094,414
	Telecommunications - 5.1%
	ADTRAN, Inc.	36,100	993,472
	Tellabs, Inc. *	134,600	1,977,274
			2,970,746
	Traditional Heavy Industry - 5.7%
	JLG Industries, Inc.	37,000	2,182,630
	Joy Global, Inc. *	21,950	1,131,742
			3,314,372

	TOTAL COMMON STOCKS (Cost $48,163,709)		53,840,021

	INVESTMENT COMPANIES - 2.6%
	Holding And Other Investment Offices - 2.6%
	iShares Nasdaq Biotechnology Index Fund	18,000	1,513,980

	TOTAL INVESTMENT COMPANIES (Cost $1,467,479)		1,513,980

	SHORT TERM INVESTMENTS - 4.9%
	Variable Rate Demand Notes - 4.9%
	SEI Daily Income Trust Government Fund - Class B	1,407,114	1,407,114
	SEI Daily Income Trust Treasury Fund - Class B	1,407,113	1,407,113

	TOTAL SHORT TERM INVESTMENTS (Cost $2,814,227)		2,814,227

	Total Investments (Cost $52,445,415) - 100.6%		58,168,228
	Liabilities in Excess of Other Assets - (0.6)%		(354,864)
	TOTAL NET ASSETS - 100.0%		$57,813,364

ADR	American Depository Receipt
*	Non Income Producing
(f)	Foreign Issued Security

BRAZOS MUTUAL FUNDS - GROWTH PORTFOLIO
Portfolio of Investments (Unaudited)			February 28, 2006

	Security Description	Shares	Value
	COMMON STOCKS - 93.3%
	Business Services - 13.1%
	American Ecology Corporation	57,400	$1,091,748
	Brightpoint, Inc. *	30,300	857,187
	Corrections Corporation of America *	30,400	1,307,504
	Jacobs Engineering Group, Inc. *	24,500	2,100,630
	Monster Worldwide, Inc. *	35,300	1,728,288
	The Shaw Group, Inc. *	47,600	1,587,460
			8,672,817
	Capital Markets - 2.4%
	Td Ameritrade Holding Corporation	72,000	1,566,720

	Communications Equipment - 1.4%
	Alcatel SA ADR *	70,900	957,150

	Consumer Merchandising - 3.5%
	Abercrombie & Fitch Co. - Class A	19,800	1,332,936
	Gymboree Corporation *	43,600	996,696
			2,329,632
	Electronic Components - 11.4%
	Advanced Micro Devices, Inc. *	24,700	955,149
	Broadcom Corporation - Class A *	21,600	973,944
	Marvell Technology Group Ltd. * (f)	19,900	1,218,278
	Microchip Technology, Inc. *	35,800	1,260,160
	Microsemi Corporation *	47,900	1,472,925
	Netlogic Microsystems, Inc. *	23,200	820,120
	Trident Microsystems, Inc. *	29,800	832,612
			7,533,188
	Energy - 2.4%
	ENSCO International, Inc.	19,800	884,862
	National-Oilwell, Inc. *	11,900	724,472
			1,609,334
	Financial Institutions - 5.1%
	Legg Mason, Inc.	13,000	1,697,670
	State Street Corporation	26,500	1,655,720
			3,353,390
	Healthcare Products - 2.8%
	Teva Pharmaceutical Industries Ltd. ADR	44,300	1,860,157

	Healthcare Services - 5.2%
	Covance, Inc. *	23,700	1,337,865
	Express Scripts, Inc. *	14,300	1,247,961
	Varian Medical Systems, Inc. *	15,400	891,352
			3,477,178
	Healthcare Technology - 4.5%
	Aspect Medical Systems, Inc. *	28,500	763,515
	NuVasive, Inc. *	44,300	819,107
	Phase Forward *	140,800	1,399,552
			2,982,174
	Insurance - 2.0%
	American Equity Investment Life Holding Co.	99,000	1,325,610

	Internet Software & Services - 1.0%
	Akamai Technologies, Inc. *	25,600	678,400

	IT Services - 3.6%
	Affiliated Computer Services, Inc. *	37,400	2,353,208

	Machinery - 5.3%
	Astec Industries, Inc. *	52,800	1,896,576
	Manitowoc Co.	21,000	1,618,470
			3,515,046
	Metals & Mining - 3.7%
	Newmont Mining Corporation	29,000	1,534,680
	Southern Copper Corporation	11,464	913,108
			2,447,788
	Multi-Utilities & Unregulated Power - 2.6%
	Dynegy, Inc. - Class A *	320,300	1,732,823

	Pharmaceuticals - 2.1%
	First Horizon Pharmaceutical Corporation *	33,600	689,472
	Mylan Laboratories, Inc.	29,800	685,400
			1,374,872
	Road & Rail - 2.6%
	Burlington Northern Santa Fe Corporation	21,900	1,722,216

	Semiconductor & Semiconductor Equipment - 2.0%
	Genesis Microchip, Inc. *	62,000	1,333,000

	Technology Services & Software - 3.7%
	Satyam Computer Services Ltd. ADR	32,300	1,329,145
	Yahoo! Inc. *	35,600	1,141,336
			2,470,481
	Telecommunications - 8.2%
	ADTRAN, Inc.	32,900	905,408
	Corning, Inc. *	54,000	1,318,140
	Powerwave Technologies, Inc. *	93,200	1,368,176
	Tellabs, Inc. *	123,800	1,818,622
			5,410,346
	Traditional Heavy Industry - 4.7%
	JLG Industries, Inc.	33,900	1,999,761
	Joy Global Inc. *	22,200	1,144,632
			3,144,393

	TOTAL COMMON STOCKS (Cost $55,068,467)		61,849,923

	INVESTMENT COMPANIES - 2.6%
	Holding And Other Investment Offices - 2.6%
	iShares Nasdaq Biotechnology Index Fund	20,400	1,715,844

	TOTAL INVESTMENT COMPANIES (Cost $1,664,471)		1,715,844

	SHORT TERM INVESTMENTS - 6.6%
	Variable Rate Demand Notes - 6.6%
	SEI Daily Income Trust Government Fund - Class B	2,179,518	2,179,518
	SEI Daily Income Trust Treasury Fund - Class B	2,179,518	2,179,518

	TOTAL SHORT TERM INVESTMENTS (Cost $4,359,036)		4,359,036

	Total Investments (Cost $61,091,974) - 102.5%		67,924,803
	Liabilities in Excess of Other Assets - (2.5)%		(1,646,657)
	TOTAL NET ASSETS - 100.0%		$66,278,146

ADR	American Depository Receipt
*	Non Income Producing
(f)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at February 28, 2006, was as follows*:

	Micro Cap Portfolio	Small Cap Portfolio	Mid Cap Portfolio	Growth Portfolio
Cost of investments	$90,414,361	$33,255,141	$52,681,586	$61,371,265

Gross unrealized appreciation	10,949,554	4,331,386	6,762,003	7,962,032
Gross unrealized depreciation	(1,433,564)	(735,397)	(1,275,361)	(1,372,494)
Net unrealized appreciation	$9,515,990	$3,595,989	$5,486,642	$6,553,538

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Brazos Mutual Funds

By (Signature and Title) /s/ Wayne G. Willems
Wayne G. Willems, President

Date   April 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Wayne G. Willems
Wayne G. Willems, President

Date   April 4, 2006

By (Signature and Title)* /s/ Benjamin C. Bell, Jr.
Benjamin C. Bell, Jr., Treasurer

Date   April 4, 2006